Expense Example - Victory Trivalent Emerging Markets Small-Cap Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years
USD ($)	742	1,374	2,029	3,774	152	719	1,314	2,925